Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for CEO Tsai	Summary Compensation Table Total for CEO Chen	Compensation Actually Paid to CEO Tsai	Compensation Actually Paid to CEO Chen	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Offices	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
a	b-1	b-2	c-1	c-2	d	e	f	g
2024	301,522	NA	20,669	NA	72,034	69,997	(96)	(14,863,161)
2023	1,285,023	NA	987,417	NA	160,711	146,931	(84)	(13,770,549)
2022	3,816,959	NA	777,962	NA	850,226	111,812	(76)	(14,006,690)
2021	63,058	34,308	63,058	34,308	201,149	183,872	394	(3,888,661)

Calculation of Compensation Actually Paid to CEO Tsai

Calculation of Compensation Actually Paid to CEO Tsai

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021
Total Compensation	$301,522	$1,285,023	$3,816,959	$63,058
Deduct the grant date fair value of equity award amounts reported in the summary compensation table	$(63,692)	$(1,172,899)	$(3,699,996)	$-
Add the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$45,250	$356,700	$31,000	$-
Add the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(200,525)	$(7,350)	$-	$-
Add for award that are granted and vest in the same year, the fair value as of the vesting date	$10,521	$525,272	$629,999	$-
Add for awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$(72,406)	$671	$-	$-
Add for awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$-	$-	$-	$-
Total Adjustments	$(280,853)	$(297,607)	$(3,038,997)	$-
Total Compensation Actually Paid, Net of Adjustments	$20,669	$987,417	$777,962	$63,058

Column c-2

Calculation of Compensation Actually Paid to CEO Chen

Adjustments to Determine Compensation “Actually Paid” for PEO	2023	2022	2021
Total Compensation	$-	$-	$34,308
Deduct the grant date fair value of equity award amounts reported in the summary compensation table	$-	$-	$-
Add the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$-	$-	$-
Add the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$-	$-	$-
Add for award that are granted and vest in the same year, the fair value as of the vesting date	$-	$-	$-
Add for awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$-	$-	$-
Add for awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$-	$-	$-
Total Adjustments	$-	$-	$-
Total Compensation Actually Paid, Net of Adjustments	$-	$-	$34,308
Adjustments to Determine Compensation “Actually Paid” for NEOs	2024	2023	2022	2021
Total Compensation	$216,102	$482,132	$1,700,451	$603,446
Deduct the grant date fair value of equity award amounts reported in the summary compensation table	$13,696	$(233,700)	$(1,479,996)	$(468,950)
Add the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the fiscal year	$8,673	$19,270	$21,700	$417,119
Add the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$-	$(2,907)	$(264,442)	$-
Add for award that are granted and vest in the same year, the fair value as of the vesting date	$3,415	$185,039	$251,999	$-
Add for awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$(19,698)	$9,405	$(6,088)	$-
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	$(12,198)	$(18,445)	$-	$-
Total Adjustments	$(6,112)	$(41,337)	$(1,476,826)	$(51,831)
Total Compensation Actually Paid, Net of Adjustments	$209,991	$440,794	$223,625	$551,615
Average Compensation Actually Paid to Non-PEO NEOs	$69,997	$146,931	$111,812	$183,872

Total Compensation		$ 72,034	$ 160,711	$ 850,226	$ 201,149
Average Compensation Actually Paid to Non-PEO NEOs		$ 69,997	146,931	111,812	183,872
Table Compensation Actually Paid and Cumulative TSR

Table Compensation Actually Paid and Cumulative TSR

The amount of compensation actually paid to Mr. Tsai and Dr. Chen is aligned with our TSR over the past years presented in the table, reflecting the impact of the hiring of Mr. Tsai as Chief Executive Officer and the transition of Dr. Chen from CEO to senior consultant. A significant portion of Mr. Tsai’s 2024 compensation was awarded as a bonus. A substantial amount of Mr. Tsai’s compensation in 2023 was in the form of restricted stock unit awards under our 2023 Stock Incentive Plan, Special Stock Awards in 2023, and 2021 Stock Incentive Plan; 2022 was in the form of restricted stock unit awards under our 2021 Stock Incentive Plan. As the trading price of our common stock fluctuates so does the value of the stock awards and, accordingly, the amount of the compensation actually paid to Mr. Tsai and Dr. Chen. The amount of compensation actually paid to Mr. Tsai for 2021, 2022 and 2023 and Dr. Chen in 2021 is more closely aligned to our TSR as a great portion of his compensation was in the form of stock awards.

The amount of compensation actually paid to the Other NEOs is aligned with our TSR over the past years presented in the table. Each of the Other NEOs were NEOs for 2024, 2023, 2022 and 2021; with the exception of Bernard Cohen who resigned as Vice President of Operations as of April 15, 2022. A significant portion of the compensation actually paid to the Other NEOs is composed of either restricted stock units that vest overtime or stock option awards, an arrangement seen over the past years.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The amount of compensation actually paid to Mr. Tsai and Dr. Chen and to the Other NEOs is not aligned with our net income over the three years presented in the table. As a clinical stage biotechnology and medical device company, we have incurred substantial operating losses, principally from expenses associated with the Company’s research and development programs, clinical trials conducted in connection with the Company’s drug candidates, and applications and submissions to regulatory authorities. We have substantial future capital requirements to continue our research and development activities and advance our drug candidates through various development stages. Accordingly, net income is not a performance measure we use in determining executive compensation. We use a number of corporate goals that may include research and development, regulatory, manufacturing, organization and financial goals which we believe are important to building stockholder value.

Net losses increase in 2024 over 2023 slightly due to increase in non-exclusive use of certain patents related to VOC and POCT technologies despite offset by the decrease in professional expenses; decrease in 2023 over 2022 slightly due to selling, general and administrative expenses related to Share-based compensation expense fee; increased in 2022 over 2021 largely due to expenses related research and development, commercialization of our product candidates, and acquisition of strategic intellectual property.

Total Shareholder Return Amount		$ (96)	(84)	(76)	394
Net Income (Loss) Attributable to Parent		(14,863,161)	(13,770,549)	(14,006,690)	(3,888,661)
Chun Hsien Tsai [Member]
Pay vs Performance Disclosure [Table]
Total Compensation		301,522	1,285,023	3,816,959	63,058
Total Compensation Actually Paid, Net of Adjustments		20,669	987,417	777,962	63,058
Adjustment to Compensation Amount		$ (280,853)	$ (297,607)	$ (3,038,997)
PEO Name	Chun-Hsien Tsai	Chun-Hsien Tsai	Chun-Hsien Tsai	Chun-Hsien Tsai
Chun Hsien Tsai [Member] | Grant Date Fair Value of Equity Award Amounts Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (63,692)	$ (1,172,899)	$ (3,699,996)
Chun Hsien Tsai [Member] | Change in Fair value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		45,250	356,700	31,000
Chun Hsien Tsai [Member] | Award that are Granted and Vest in the Same Year, the Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,521	525,272	629,999
Chun Hsien Tsai [Member] | Awards Granted in Prior Years that Vest in the Fiscal Year, the Change in the Fair Value from the End of the Prior Fiscal Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(72,406)	671
Chun Hsien Tsai [Member] | Change in Fair Value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(200,525)	(7,350)
Chun Hsien Tsai [Member] | Awards Granted In Prior Years That Vest In The Fiscal Year The Change In The Fair Value From The End Of The Prior Fiscal Year To The Vesting Date One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member]
Pay vs Performance Disclosure [Table]
Total Compensation					34,308
Total Compensation Actually Paid, Net of Adjustments					34,308
Adjustment to Compensation Amount
Stephen T Chen [Member] | Grant Date Fair Value of Equity Award Amounts Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member] | Change in Fair value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member] | Award that are Granted and Vest in the Same Year, the Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member] | Awards Granted in Prior Years that Vest in the Fiscal Year, the Change in the Fair Value from the End of the Prior Fiscal Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member] | Change in Fair Value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen T Chen [Member] | Awards Granted In Prior Years That Vest In The Fiscal Year The Change In The Fair Value From The End Of The Prior Fiscal Year To The Vesting Date One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation		216,102	482,132	1,700,451	603,446
Average Compensation Actually Paid to Non-PEO NEOs		69,997	146,931	111,812	183,872
Adjustment to Compensation Amount		209,991	440,794	223,625	551,615
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Award Amounts Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,696	(233,700)	(1,479,996)	(468,950)
Non-PEO NEO [Member] | Year End Fair Value Of Any Equity Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested As Of The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,673	19,270	21,700	417,119
Non-PEO NEO [Member] | Change in Fair value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,907)	(264,442)
Non-PEO NEO [Member] | Award that are Granted and Vest in the Same Year, the Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,415	185,039	251,999
Non-PEO NEO [Member] | Awards Granted in Prior Years that Vest in the Fiscal Year, the Change in the Fair Value from the End of the Prior Fiscal Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(19,698)	9,405	(6,088)
Non-PEO NEO [Member] | Awards Granted in Prior Years that are to Fail to Meet the Applicable Vesting Conditions (i.e., are Forfeited), Deduct the Amount Equal to the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,198)	(18,445)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,112)	$ (41,337)	$ (1,476,826)	$ (51,831)